Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ALLSPRING EXCHANGE-TRADED FUNDS TRUST
Entity Central Index Key	0001611331
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000254758
Shareholder Report [Line Items]
Fund Name	Ultra Short Municipal ETF
Trading Symbol	AUSM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ultra Short Municipal ETF for the period from July 7, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-866-701-2575.
Additional Information Phone Number	 1-866-701-2575.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Ultra Short Municipal ETF	$5	0.18%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.18% [1]
AssetsNet	$ 30,091,006
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 24,885
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$30,091,006
# of portfolio holdings	74
Portfolio turnover rate	85%
Total advisory fees paid	$24,885

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	14.6
AA/Aa	30.8
A/A	32.7
BBB/Baa	10.2
BB/Ba	2.3
Not rated	9.4
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Credit Ratings Selection [Text Block]	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Port of Port Arthur Navigation District Motiva Enterprises LLC Series D, 2.52%, 11‑1‑2040	2.7
County of Hamilton TriHealth Obligated Group Series B, 2.55%, 8‑15‑2051	2.7
JPMorgan Chase Putters/Drivers Trust Series 2025-5088, 1.57%, 4‑24‑2026	2.5
Denton Independent School District Series B1, 4.00%, 8‑15‑2055	2.4
County of Dane Series C AMT, 4.00%, 6‑1‑2026	2.4
New York City Municipal Water Finance Authority Water & Sewer System Series BB-1, 2.50%, 6‑15‑2049	2.3
Connecticut State HEFA Yale University Series A-3, 2.95%, 7‑1‑2049	2.1
Westfield-Washington Multi-School Building Corp. Westfield-Washington Schools, 5.00%, 7‑15‑2026	1.7
Prosper Independent School District, 4.00%, 2‑15‑2053	1.7
State of Ohio University Hospitals Health System, Inc. Obligated Group Series A, 5.00%, 1‑15‑2027	1.7

[1]	Annualized